Average Annual Total Returns	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Bloomberg U.S. Aggregate Bond Index
Prospectus [Line Items]
Average Annual Return, Percent	7.30%	(0.36%)	2.01%
Class A
Prospectus [Line Items]
Average Annual Return, Percent	3.20%	(1.24%)	2.31%
Class C
Prospectus [Line Items]
Average Annual Return, Percent	5.98%	(1.12%)	2.14%
Class Y
Prospectus [Line Items]
Average Annual Return, Percent	8.09%	(0.12%)	3.01%
Class Y | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	6.10%	(1.59%)	1.56%
Class Y | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	4.75%	(0.72%)	1.69%
Class N
Prospectus [Line Items]
Average Annual Return, Percent	8.19%	(0.03%)	3.12%